Convertible debenture (Disclosure of Convertible debenture) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Foreign exchange	$ (133,468)	$ 324,349	$ 39,161
Unsecured Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	0	0
Principal issued	1,000,000	0
Equity portion	(37,219)	0
Capitalized transaction costs	(17,641)	0
Detachable warrants	(185,426)	0
Accretion	25,415	0	0
Ending balance, classified as long-term	785,129	0	0
Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	0	0
Principal issued	4,068,300	0
Capitalized transaction costs	(4,058)	0
Detachable warrants	(212,959)	0
Derivative liability	(1,171,660)	0
Accretion	87,050	0
Foreign exchange	(67,912)	0
Ending balance, classified as short-term	2,698,761	0	0
Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	0	0
Original valuation	1,171,660	0
Foreign exchange	(26,585)	0
Fair value adjustment	(117,648)	0
Ending balance, classified as short-term	$ 1,027,427	$ 0	$ 0